Transactions with shareholders, related parties and affiliated entities	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Transactions with shareholders, related parties and affiliated entities
27.	Transactions with shareholders, related parties and affiliated entities

(a)
The table below presents the main transactions with shareholders, related parties and affiliated companies as of December 31, 2020, 2019 and 2018 and for the years ended December 31, 2020, 2019 and 2018:

	2020	2019
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss
Participations - Royalty Pharma, Note 5(h)	107,530	117,682
Negotiable certificates of deposit – Financiera Oh! S.A.	—	9,372
Others	107	270

	107,637	127,324

Investments at fair value through other comprehensive income
Shares - InRetail Perú Corp., Note 5(i)	339,945	285,962
Corporate bonds - InRetail Shopping Malls S.A.	53,358	49,728
Corporate bonds - Colegios Peruanos S.A.	1,193	30,977

	394,496	366,667

Loans, net (b)	1,196,143	1,114,211
Accounts receivable from UTP (h)	79,504	77,824
Accounts receivable from Homecenters Peruanos S.A. (g)	40,128	39,141
Accounts receivable from Compañía Iberoamericana de Plásticos (i)	10,962	—
Accounts receivable from derivative financial instruments	4,276	817
Accounts receivable from Colegios Peruanos S.A.	3,634	864
Other assets (f)	6,921	11,064
Liabilities
Deposits and obligations	849,906	944,561
Other liabilities	567	56
Accounts payable related to derivative financial instruments	—	344
Off-balance sheet accounts
Indirect loans (b)	124,366	134,658

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	70,261	77,186	90,703
Interest and similar expenses	(7,264)	(17,471)	(17,747)
Valuation of financial derivative instruments	164	(52)	(201)
Rental income	18,609	22,118	13,461
(Loss) gain on sale of investment property	—	(7,164)	4,655
Administrative expenses	(42,768)	(38,717)	(40,279)
Others, net	6,853	15,294	17,114

(b)	As of December 31, 2020 and 2019, the detail of loans is the following:

	2020			2019
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Controlling	—	—	—	17	—	17
Affiliated	931,746	46,967	978,713	847,993	59,267	907,260
Associates	264,397	77,399	341,796	266,201	75,391	341,592

	1,196,143	124,366	1,320,509	1,114,211	134,658	1,248,869

(c)
As of December 31, 2020 and 2019, the directors, executives and employees of the Group have been involved in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian law, which regulates and limits on certain transactions with employees, directors and executives of financial entities. As of December 31, 2020 and 2019, direct loans to employees, directors and executives amounted to S/222,076,000 and S/231,546,000, respectively; said loans are repaid monthly and bear interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with shares of any Subsidiary.
(d)	The Group’s key personnel basic remuneration for the years ended December 31, 2020, 2019 and 2018, is presented below:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Salaries	21,859	22,180	22,295
Board of Directors’ compensations	3,719	2,438	1,925

Total	25,578	24,618	24,220

(e)
As of December 31, 2020 and 2019, the Group holds participations in different mutual funds managed by Interfondos that are classified as investment at fair value through profit or loss and amount to S/342,000 and S/701,000, respectively.

(f)
During the year 2020, the Bank signed a framework contract to cede the use of commercial spaces for the installation of Money Market stores and/or ATMs in the facilities of Supermercados Peruanos S.A. for a period of 5 years. As of December 31, 2020, the balance corresponds to a cash guarantee granted to Supermercados Peruanos S.A. for an amount of US$1,000,000, equivalent to approximately S/3,400,000.

As of December 31, 2019 corresponded to a cash guarantee granted to Supermercados Peruanos S.A. for an amount of US$2,000,000, equivalent to approximately S/6,628,000 corresponded to a concession contract of space use for the installation of financial services modules and others in the facilities of Supermercados Peruanos S.A.

(g)	It corresponds to a loan with maturity in 2046 and bears interest at market rates.

(h)	As of December 31, 2020 and 2019, corresponds to a financial lease for the construction of educational facilities in San Juan de Lurigancho and Ate Vitarte districts.

(i)
As of December 31, 2020, corresponds to a loan granted by Interfondos to Compañía Iberoamericana de Plásticos for an amount of US$3,000,000 in September 2020 and with maturity in March 2021. This loan bears interest at an annual rate of 3.9 percent.

(j)
In Management’s opinion, transactions with related companies have been performed under market conditions and within the limits permitted by the SBS. Taxes generated by these transactions and the taxable base used for computing them are those customarily used in the industry and they are determined according to the tax rules in force.